CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment		$ 3,757	$ 3,016
Intangible assets		1,549	1,510
Investments and derivatives		144	65
Deferred tax assets		418	368
Other assets	[1]	234	192
Total non-current assets		6,102	5,151
Current assets
Inventories		32	15
Trade and other receivables	[1]	601	448
Investments and derivatives		489	357
Current income tax assets		43	63
Other assets		216	241
Cash and cash equivalents		1,732	1,689
Total current assets		3,113	2,813
Assets classified as held for sale		0	72
Total assets		9,215	8,036
Equity
Equity attributable to equity owners of the parent		1,340	1,099
Non-controlling interests		294	158
Total equity		1,634	1,257
Non-current liabilities
Debt and derivatives		4,043	3,028
Provisions		43	48
Deferred tax liabilities		41	27
Other liabilities		18	22
Total non-current liabilities		4,145	3,125
Current liabilities
Trade and other payables		1,442	1,276
Debt and derivatives		1,102	1,666
Provisions		261	73
Current income tax payables		88	179
Other liabilities		539	432
Total current liabilities		3,432	3,626
Liabilities associated with assets held for sale		4	28
Total equity and liabilities		$ 9,215	$ 8,036

[1]	* Certain prior period comparatives have been represented to conform with the current year presentation.